Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2023	Jun. 30, 2022
Transfer fees
Additional fees payable, first team squad	£ 114,064,000	£ 100,607,000
Additional fees payable, other	19,078,000	11,765,000
Additional fees payable	133,142,000	112,372,000
Probable effect of contingent assets	0	0
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	71,998,000	58,462,000
Additional fees payable, other	17,359,000	10,609,000
Additional fees payable	89,357,000	69,071,000
International appearances
Transfer fees
Additional fees payable, first team squad	10,141,000	10,158,000
Additional fees payable, other	1,719,000	1,156,000
Additional fees payable	11,860,000	11,314,000
Awards
Transfer fees
Additional fees payable, first team squad	31,925,000	31,987,000
Additional fees payable	£ 31,925,000	£ 31,987,000